2. Investment Securities (Tables)	12 Months Ended
Dec. 31, 2015
Investment Securities Tables
Investment securities available for sale
(Dollars in thousands)
	December 31, 2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities	$76,406	1,526	45	77,887
U.S. Government
sponsored enterprises	38,173	399	155	38,417
State and political subdivisions	141,500	6,817	72	148,245
Corporate bonds	1,928	-	22	1,906
Trust preferred securities	750	-	-	750
Equity securities	748	577	-	1,325
Total	$259,505	9,319	294	268,530

(Dollars in thousands)
	December 31, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities	$88,496	1,766	52	90,210
U.S. Government
sponsored enterprises	33,766	418	136	34,048
State and political subdivisions	145,938	6,534	226	152,246
Corporate bonds	2,469	16	18	2,467
Trust preferred securities	750	-	-	750
Equity securities	748	630	-	1,378
Total	$272,167	9,364	432	281,099

Current fair value and associated unrealized losses on investments in debt securities with unrealized losses
(Dollars in thousands)
	December 31, 2015
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Mortgage-backed securities	$7,891	45	-	-	7,891	45
U.S. Government
sponsored enterprises	3,074	13	10,828	142	13,902	155
State and political subdivisions	2,198	4	3,930	68	6,128	72
Corporate bonds	1,500	22	-	-	1,500	22
Total	$14,663	84	14,758	210	29,421	294

(Dollars in thousands)
	December 31, 2014
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Mortgage-backed securities	$436	1	2,963	51	3,399	52
U.S. Government
sponsored enterprises	2,996	4	9,850	132	12,846	136
State and political subdivisions	567	1	14,998	225	15,565	226
Corporate bonds	-	-	525	18	525	18
Total	$3,999	6	28,336	426	32,335	432

Amortized cost and estimated fair value of investment securities available for sale by contractual maturity
December 31, 2015
(Dollars in thousands)
	Amortized Cost	Estimated Fair Value
Due within one year	$3,666	3,647
Due from one to five years	57,322	60,001
Due from five to ten years	106,136	109,829
Due after ten years	15,227	15,841
Mortgage-backed securities	76,406	77,887
Equity securities	748	1,325
Total	$259,505	268,530

Available for sale securities measured at fair value on a recurring basis
(Dollars in thousands)
	December 31, 2015
	Fair Value Measurements	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage-backed securities	$77,887	-	77,887	-
U.S. Government
sponsored enterprises	$38,417	-	38,417	-
State and political subdivisions	$148,245	-	148,245	-
Corporate bonds	$1,906	-	1,906	-
Trust preferred securities	$750	-	-	750
Equity securities	$1,325	1,325	-	-

(Dollars in thousands)
	December 31, 2014
	Fair Value Measurements	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage-backed securities	$90,210	-	90,210	-
U.S. Government
sponsored enterprises	$34,048	-	34,048	-
State and political subdivisions	$152,246	-	152,246	-
Corporate bonds	$2,467	-	2,467	-
Trust preferred securities	$750	-	-	750
Equity securities	$1,378	1,378	-	-

Fair value measurements of investment securities available for sale using Level 3 significant unobservable inputs
(Dollars in thousands)
Investment Securities Available for Sale
Level 3 Valuation
Balance, beginning of period	$750
Change in book value	-
Change in gain/(loss) realized and unrealized	-
Purchases/(sales and calls)	-
Transfers in and/or (out) of Level 3	-
Balance, end of period	$750

Change in unrealized gain/(loss) for assets still held in Level 3	$-